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                     U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and address of issuer:                     FMB Funds, Inc.
                                                     237 Park Avenue
                                                     New York, NY  10017

2    Name of each series or class of funds for which this notice is filed:

          FMB Money Market Fund
          FMB Intermediate Government Income Fund
          FMB Michigan Tax-Free Bond Fund
          FMB Diversified Equity Fund

3    Investment Company Act File Number:                                      811-6420

     Securities Act File Number:                                              33-42939

4    Last day of fiscal year for which this notice is filed:                  November 30, 1995


5    Check box if this notice is being filed
     more than 180 days after the close of
     issuer's fiscal year for purposes of
     reporting securities sold after the close of
     the fiscal year but before termination of
     the issuer's 24f-2 declaration                                           ________________

6    Date of termination of issuer's declaration
     under rule 24f-2(a)(1), if applicable:                                   Not applicable

7 Number and amount of securities of the same class or series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                                              None

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                                              None

9 Number and aggregate sale price of securities sold during the fiscal year:


                                                                        Shares               Amount
                                                                        ------               ------
     FMB Money Market Fund                                         301,923,197         $301,923,197
     FMB Intermediate Government Income Fund                         3,580,331           36,039,989
     FMB Michigan Tax-Free Bond Fund                                   915,972            9,597,674
     FMB Diversified Equity Fund                                       941,045           12,098,527
                                                                   -----------         ------------
                                                                   307,360,545         $359,659,387
                                                                   ===========         ============

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10   Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     FMB Funds, Inc.                                               307,360,545         $359,659,387


11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     FMB Money Market Fund                                             687,762             $687,762
     FMB Intermediate Government Income Fund                            43,153              431,449
     FMB Michigan Tax-Free Bond Fund                                    48,588              510,138
     FMB Diversified Equity Fund                                         3,418               43,768
                                                                       -------           ----------
                                                                       782,921           $1,673,117
                                                                       =======           ==========



12   Calculation of registration fee:

     (i) Aggregate sale price of securities sold
     during the fiscal year in reliance on rule 24f-2
     (from item 10):                                                                   $359,659,387

     (ii) Aggregate price of shares issued in connection
     with dividend reinvestment plans (from item 11,
     if applicable):                                                                      1,673,117

     (iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year (if applicable:)                                            374,796,481

     (iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2 (if applicable:)                                                 0

     (v) Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2
     (line (i), plus line (ii), less line (iii), plus line (iv)):                      (13,463,977)

     (vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law or
     regulation                                                                          1/29 of 1%

     (vii) Fee due (line (i) or line (v) multiplied by line (vi)):                       no fee due

13   Check box if fees are being remitted to the Commission's
     lockbox depository as described in section 3a of the
     Commission's Rules of Informal and Other Procedures
     (17 CRF 202.3a):                                                                    __________

     Date of mailing or wire transfer of filing fees to
     the Commission's lockbox depository:                                            Not applicable
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                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)               /s/ DONALD E. BROSTROM
                                       -----------------------------------
                                       Donald E. Brostrom, Asst. Treasurer

Date   January 26, 1996